Note 8 - Employee Costs Payable (Details) - CAD	Nov. 30, 2016	Nov. 30, 2015
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	CAD 1,044,151	CAD 175,172
Certain Employees [Member]
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	CAD 1,044,151	CAD 175,172